Intangible assets	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Intangible assets
10. Intangible assets
The changes in the carrying value of intangible assets for the year ended March 31, 2024 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service Mark	Software	Total
Balance as at April 1, 2023	$196,339	$193,883	$4,064	$640	$5,862	$1,835	$15,959	$400	$69,149	$488,131
Additions	—	—	—	—	—	—	—	—	8,626	8,626
On acquisitions (Refer Note 4(a), 4(b))	—	70	—	—	—	—	4	—	—	74
Translation adjustments	(992)	290	89	(1)	(15)	—	16	—	(574)	(1,187)

Balance as at March 31, 2024	$195,347	$194,243	$4,153	$639	$5,847	$1,835	$15,979	$400	$77,201	$495,644

Accumulated amortization and impairment
Balance as at April 1, 2023	$156,803	$86,515	$4,064	$631	$4,646	$1,835	$10,253	$—	$44,164	$308,911
Amortization	11,338	11,207	—	1	635	—	2,251	—	7,614	33,046
Impairment	—	30,882	—	—	—	—	—	—	—	30,882
Translation adjustments	(1,046)	11	89	(2)	(15)	—	(40)	—	(561)	(1,564)

Balance as at March 31, 2024	$167,095	$128,615	$4,153	$630	$5,266	$1,835	$12,464	$—	$51,217	$371,275

Net carrying value as at March 31, 2024	$28,252	$65,628	$—	$9	$581	$—	$3,515	$400	$25,984	$124,369

The changes in the carrying value of intangible assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2022	$156,163	$121,052	$4,312	$638	$5,947	$1,835	$9,065	$400	$63,219	$362,631
Additions	—	—	—	—	—	—	—	—	10,149	10,149
On acquisitions (Refer Note 4(a), 4(b), 4(c), 4(d))	46,050	75,465	—	8	—	—	7,262	—	1,511	130,296
Translation adjustments	(5,874)	(2,634)	(248)	(6)	(85)	—	(368)	—	(5,730)	(14,945)

Balance as at March 31, 2023	$196,339	$193,883	$4,064	$640	$5,862	$1,835	$15,959	$400	$69,149	$488,131

Accumulated amortization
Balance as at April 1, 2022	$155,770	$79,830	$4,312	$638	$3,965	$1,835	$9,065	$—	$41,795	$297,210
Amortization	6,505	7,826	—	—	754	—	1,600	—	6,961	23,646
Translation adjustments	(5,472)	(1,141)	(248)	(7)	(73)	—	(412)	—	(4,592)	(11,945)

Balance as at March 31, 2023	$156,803	$86,515	$4,064	$631	$4,646	$1,835	$10,253	$—	$44,164	$308,911

Net carrying value as at March 31, 2023	$39,536	$107,368	$—	$9	$1,216	$—	$5,706	$400	$24,985	$179,220

As at March 31, 2024, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer relationships	98
Customer contracts	51
Trade names	24
Covenant not-to-compete	23
Technology	12
Software	27
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2024 are as follows:

	Amount
2025	$33,718
2026	22,626
2027	17,527
2028	15,568
2029	9,553
Thereafter	24,977

	$123,969	*

*	Excludes service mark, as it has an indefinite useful life.

Impairment	of intangible assets
During the fourth quarter of fiscal 2024, upon termination of a key client contract the Company determined that the carrying value of the associated customer relationship intangible asset exceeded the expected future cash flows. Since the identified customer relationship intangible does not generate cash flows independently, the Fair Value Less Cost of Disposal (FVLCD was preferred over Value in Use (“VIU”) to arrive at the recoverable amount.
The Company determined the FVLCD of the identified customer relationship using the “Income Approach — Multi-period Excess Earnings Method (MEEM)”.
Under the “Income Approach — Multi-period Excess Earnings Method”, the key assumptions consider projected sales, cost of sales, and operating expenses for the remaining life of intangible asset. These assumptions were determined by management utilizing our internal operating plan, growth rates for revenues and operating expenses, and margin assumptions using market participant perspective. An additional key assumption under this approach is the discount rate, which represents the expected return from the intangible assets and is based on the estimated cost of equity from a market participant perspective. If our assumptions relative to growth rates were to change, our fair value calculation may change, which could impact the results.
The fair value of the customer relationship intangible asset was determined using level 3 inputs through an income approach which includes assumptions for discount rate of 11.5%. The FVLCD is considered as the recoverable amount of the intangible asset amounting to $1,450. The next step of the impairment test resulted in an impairment charge of $30,882 for intangible asset related to customer relationship. This impairment charge of $30,882 was recorded in operating expenses in the Consolidated Statement of Income.